Other Provisions (Details) - Schedule of provision for–closure - corresponds - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Other Provisions (Details) - Schedule of provision for–closure - corresponds [Line Items]
As of January 1	S/ 485,042		S/ 387,993	S/ 282,495
As of December 31	701,953		485,042	387,993
Additions	294,337		101,145	127,015
Present value	(1,454)		29,407	5,786
Reversals of provisions	(11,930)		(15,984)	(33,264)
Transfers	(5,649)	[1]	883	1,540
Reclasification
Compensation			(8,541)	4,106
Desconsolidation of subsidiary			(1,657)
Payments	(41,000)		(27,964)	(9,051)
Translation adjustments / Exchange difference	(17,393)		19,760	9,366
Legal claims [Member]
Other Provisions (Details) - Schedule of provision for–closure - corresponds [Line Items]
As of January 1	364,385		326,868	221,592
As of December 31	580,216		364,385	326,868
Additions	278,446		59,109	121,404
Present value	1,042		19,627	3,604
Reversals of provisions	(1,802)		(13,027)	(30,806)
Transfers	(5,587)	[1]	466	1,540
Reclasification			(3,335)
Compensation			(8,541)	4,106
Desconsolidation of subsidiary			(1,657)
Payments	(40,253)		(26,863)	(3,938)
Translation adjustments / Exchange difference	(16,015)		11,738	9,366
Tax claims [Member]
Other Provisions (Details) - Schedule of provision for–closure - corresponds [Line Items]
As of January 1	38,182		8,176	10,787
As of December 31	53,577		38,182	8,176
Additions	15,891		31,221	3,161
Present value
Reversals of provisions	(434)			(2,458)
Transfers	(62)	[1]	(299)
Reclasification
Compensation
Desconsolidation of subsidiary
Payments			(916)	(3,314)
Translation adjustments / Exchange difference
Provision for well closure [Member]
Other Provisions (Details) - Schedule of provision for–closure - corresponds [Line Items]
As of January 1	82,475		52,949	50,116
As of December 31	68,160		82,475	52,949
Additions			10,815	2,450
Present value	(2,496)		9,780	2,182
Reversals of provisions	(9,694)		(2,957)
Transfers		[1]	716
Reclasification			3,335
Compensation
Desconsolidation of subsidiary
Payments	(747)		(185)	(1,799)
Translation adjustments / Exchange difference	S/ (1,378)		S/ 8,022

[1]	In 2022, corresponds mainly to reclassification to other accounts payable for payment obligations, derived from the subscription of the share purchase agreement between Cumbra Peru S.A. and Stracon S.A., which amount is S/. 4.9 million and the fine corresponding to the fractionation of the penalty imposed by SUNAFIL, which amount is S/. 0.2 million.